Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2014
Registrant Name	dei_EntityRegistrantName	Pear Tree Funds
Central Index Key	dei_EntityCentralIndexKey	0000722885
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 01, 2014
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2014
Prospectus Date	rr_ProspectusDate	Aug. 01, 2014
Pear Tree Columbia Small Cap Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table and Expenses of Small Cap Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of Small Cap Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect Small Cap Fund’s performance. During the most recent fiscal year, Small Cap Fund’s portfolio turnover rate was 67 percent of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Small Cap Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that Small Cap Fund’s operating expenses remain the same as set forth in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, Small Cap Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities of small-cap companies. Small Cap Fund considers a small-cap company to be a company having at time of purchase a market capitalization of an issuer in the Russell 2000® Index (at the time of the index’s most recent rebalancing, stocks with capitalizations of approximately $100 million to $3 billion).

The sub-adviser to Small Cap Fund utilizes a series of well-defined, established processes in order to select and reevaluate securities in the growth and value categories. The sub-adviser begins with a universe of securities. Each security in that universe is then evaluated using a series of proprietary screens involving fundamental, quantitative, qualitative and technical analysis. Once a security has been subjected to those analytical filters, the sub-adviser performs a detailed assessment, develops an investment thesis, sets a price target and initiates a portfolio position. From time to time, holdings may be diversified by company and industry, although Small Cap Fund is not obligated to remain diversified. While most assets are typically invested in U.S. common stocks, Small Cap Fund may invest in American Depositary Receipts, or ADRs, and other foreign stocks traded on U.S. exchanges in keeping with Small Cap Fund’s objectives. Small Cap Fund also may invest in other investment funds that invest primarily in equity securities of small-cap companies.

The sub-adviser generally considers growth stocks to be equity securities issued by companies that have sustainable competitive advantages and products or services that potentially could generate significantly greater-than-average revenue and earnings growth. The sub-adviser generally considers value stocks to be equity securities issued by companies that have underappreciated but stable earnings and cash flow and where there are visible and imminent inflection points and catalysts that will result in increased earnings and cash flow, driving stock appreciation.

Small Cap Fund may lend its securities. Small Cap Fund may hold cash, or it may manage its cash by investing in cash equivalents and money market funds. Small Cap Fund also may take temporary defensive positions that are inconsistent with its principal investment strategies.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, Small Cap Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities of small-cap companies. Small Cap Fund considers a small-cap company to be a company having at time of purchase a market capitalization of an issuer in the Russell 2000® Index (at the time of the index’s most recent rebalancing, stocks with capitalizations of approximately $100 million to $3 billion).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money by investing in Small Cap Fund. An investment in Small Cap Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market, Industry and Specific Holdings. The share price of Small Cap Fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which Small Cap Fund has significant holdings, or weaknesses associated with one or more specific companies in which Small Cap Fund may have substantial investments.

Liquidity Risk. Small Cap Fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

Active Management Risk. The sub-adviser’s judgments about the attractiveness, value, or potential appreciation of Small Cap Fund’s investments may prove to be incorrect.

Small-Capitalization Securities. Investments in small-capitalization companies typically present greater risks than investments in larger companies and, as a result, the performance of Small Cap Fund may be more volatile than a fund that invests in large-cap stocks.

Growth and Value Stock Investing. Different investment styles periodically come into and fall out of favor with investors. Growth stocks generally are more volatile than the overall stock market. Value stocks generally carry the risk that the market will not recognize their intrinsic value or that they are actually appropriately priced at a low level.

Foreign Investing. Small Cap Fund’s investments in foreign securities (including ADRs) may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.

Investments in Other Investment Funds. To the extent that Small Cap Fund invests in other investment funds, such as mutual funds, closed-end funds, or business development companies, its investment performance would be directly related to the investment performance of the other funds. It also would bear its proportionate share of any management and other fees paid by the other investment fund, subjecting Small Cap Fund shareholders to some duplication of fees.

Sector. Small Cap Fund currently has significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

Non-Diversification. Small Cap Fund is “non-diversified,” which means that it may invest a higher percentage of its assets in a small number of issuers. When Small Cap Fund is not diversified, a decline in the value of the securities of one issuer could have a significant negative effect on the value of Small Cap Fund’s portfolio.

Securities Lending. Securities lending involves two primary risks: investment risk and borrower default risk. Investment risk is the risk that Small Cap Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that Small Cap Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in Small Cap Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification.  Small Cap Fund is “non-diversified,”which means that it may invest a higher percentage of its assets in a small number of issuers.  When Small Cap Fund is not diversified, a decline in the value of the securities of one issuer could have a significant negative effect on the value of Small Cap Fund’s portfolio.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in Small Cap Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar charts and tables provide some indication of the risks of investing in Small Cap Fund by showing changes in the Fund's performance over time. The tables also compare Small Cap Fund's performance to a broad measure of market performance that reflects the type of securities in which Small Cap Fund invests. Past performance does not necessarily indicate how Small Cap Fund will perform (before and after taxes) in the future. Updated performance information is available at www.peartreefunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar charts and tables provide some indication of the risks of investing in Small Cap Fund by showing changes in the Fund’s performance over time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The tables also compare Small Cap Funds performance to a broad measure of market performance that reflects the type of securities in which Small Cap Fund invests.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.peartreefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how Small Cap Fund will perform (before and after taxes) in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Return Ordinary Shares (Calendar year ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Returns for Institutional Shares will differ from the Ordinary Share returns due to differences in expenses between the classes.

Calendar year-to-date return of the Ordinary Shares of Small Cap Fund as of 6/30/2014 is –4.81%

Best Quarter:	Q3 2009	17.75%
Worst Quarter:	Q4 2008	(33.47)%

Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(4.81%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.47%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Actual after-tax returns may differ depending on your individual circumstances.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary. Actual after-tax returns may differ depending on your individual circumstances.

Pear Tree Columbia Small Cap Fund | Ordinary Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USBNX
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	$ 166
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	516
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	890
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,940
Annual Return 2004	rr_AnnualReturn2004	22.87%
Annual Return 2005	rr_AnnualReturn2005	9.08%
Annual Return 2006	rr_AnnualReturn2006	21.03%
Annual Return 2007	rr_AnnualReturn2007	0.18%
Annual Return 2008	rr_AnnualReturn2008	(49.30%)
Annual Return 2009	rr_AnnualReturn2009	33.35%
Annual Return 2010	rr_AnnualReturn2010	26.93%
Annual Return 2011	rr_AnnualReturn2011	(4.53%)
Annual Return 2012	rr_AnnualReturn2012	13.39%
Annual Return 2013	rr_AnnualReturn2013	40.21%
1 Year	rr_AverageAnnualReturnYear01	40.21%
5 Years	rr_AverageAnnualReturnYear05	20.77%
10 Years	rr_AverageAnnualReturnYear10	7.79%
Pear Tree Columbia Small Cap Fund | Institutional Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QBNAX
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	141
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	439
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	759
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,665
1 Year	rr_AverageAnnualReturnYear01	40.61%
5 Years	rr_AverageAnnualReturnYear05	21.06%
10 Years	rr_AverageAnnualReturnYear10	8.15%
Pear Tree Columbia Small Cap Fund | After Taxes on Distributions | Ordinary Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	40.21%
5 Years	rr_AverageAnnualReturnYear05	20.71%
10 Years	rr_AverageAnnualReturnYear10	7.32%
Pear Tree Columbia Small Cap Fund | After Taxes on Distributions and Sales | Ordinary Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.76%
5 Years	rr_AverageAnnualReturnYear05	17.03%
10 Years	rr_AverageAnnualReturnYear10	6.43%
Pear Tree Columbia Small Cap Fund | Russell 2000 Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	38.82%
5 Years	rr_AverageAnnualReturnYear05	20.08%
10 Years	rr_AverageAnnualReturnYear10	9.07%
Pear Tree Quality Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fee Table and Expenses of Quality Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of Quality Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Quality Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect Quality Fund’s performance. During the most recent fiscal year, Quality Fund’s portfolio turnover rate was 35 percent of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Quality Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Quality Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that Quality Fund’s operating expenses remain the same as set forth in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, Quality Fund invests at least 80 percent of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. issuers. Quality Fund principally invests in equity securities of large companies, that is, companies with a market capitalization of greater than $5 billion at time of purchase. However, there is no minimum market capitalization for companies whose securities Quality Fund may purchase.

To manage Quality Fund’s portfolio, Quality Fund’s investment manager, in consultation with its sub-adviser, periodically selects what it believes is a well-managed mutual fund (the “target portfolio”) and then purchases and sells Quality Fund assets such that Quality Fund’s portfolio generally holds the same securities and in the same percentages as the target portfolio as of the end of the target portfolio’s most recent fiscal quarter. If Quality Fund’s assets significantly increase, Quality Fund may select more than one target portfolio. Among the criteria used to select the target portfolio are the limited availability of the target portfolio to retail investors and the target portfolio’s historical performance.

From time to time, a target portfolio may invest in non-U.S. securities. In such cases, Quality Fund typically invests in American Depositary Receipts (or ADRs), which represent interests in such securities. Quality Fund also may invest in derivatives, that is, a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. Quality Fund also may lend its securities. Quality Fund may hold cash, or it may manage its cash by investing in cash equivalents and money market funds. Quality Fund also may take temporary defensive positions that are inconsistent with its principal investment strategies.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, Quality Fund invests at least 80 percent of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. issuers. Quality Fund principally invests in equity securities of large companies, that is, companies with a market capitalization of greater than $5 billion at time of purchase. However, there is no minimum market capitalization for companies whose securities Quality Fund may purchase.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money by investing in Quality Fund. An investment in Quality Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market, Industry and Specific Holdings. The share price of Quality Fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which Quality Fund has significant holdings, or weaknesses associated with one or more specific companies in which Quality Fund may have substantial investments.

Difficulty in Comparing Fund Performance with Target Portfolio Performance. Quality Fund performance typically does not mirror the target portfolio’s performance. Among other things, the holdings of the target portfolio may change significantly during the period between the end of a quarter and the time when those changes are publicly disclosed. From time to time, Quality Fund may be purchasing specific securities at the same time that the target portfolio is selling them. In addition, the target portfolio may have lower expenses relative to its assets than Quality Fund.

Inability to Conduct Due Diligence on Target Portfolio’s Investment Adviser. Quality Fund’s investment manager and sub-adviser may be able to perform only limited due diligence on the target portfolio’s investment adviser to determine, among other things, whether the investment adviser is adhering to the target portfolio’s investment guidelines and whether the risks disclosed in the target portfolio’s offering documents reflect the risks of the target portfolio.

Potential Impact on Target Portfolio. Quality Fund’s purchases and sales of securities for its own portfolio may adversely impact the management of a target portfolio and thus, Quality Fund itself.

Accuracy of Target Portfolio Information. Any failure by a target portfolio to file accurate and timely portfolio information could affect the performance of Quality Fund.

Large- and Mid-Capitalization Securities. Securities issued by large- and mid-cap companies tend to be less volatile than securities issued by smaller companies. Larger companies, however, may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Foreign Investing. Quality Fund’s investments in foreign securities (primarily through ADRs) may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.

Non-Diversification. Quality Fund is “non-diversified”, which means that it may invest a higher percentage of its assets in a smaller number of issuers. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on Quality Fund.

Sector. Quality Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

Liquidity Risk. Quality Fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

Securities Lending. Securities lending involves two primary risks: investment risk and borrower default risk. Investment risk is the risk that Quality Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that Quality Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Derivatives. Quality Fund’s investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in Quality Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification.  Quality Fund is “non-diversified,” which means that it may invest a higher percentage of its assets in a smaller number of issuers.  As a result, a decline in the value of the securities of one issuer could have a significant negative effect on Quality Fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in Quality Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar charts and tables provide some indication of the risks of investing in Quality Fund by showing changes in Quality Fund’s performance over time. The tables also compare Quality Fund’s performance to a broad measure of market performance that reflects the type of securities in which Quality Fund invests. Past performance does not necessarily indicate how Quality Fund will perform (before and after taxes) in the future. On January 27, 2011, Quality Fund changed its name to “Quant Quality Fund,” its investment strategy to its current strategy and its sub-adviser to Columbia Partners, L.L.C., Investment Management. Performance shown for periods prior to January 27, 2011 does not reflect the current investment strategy. Updated performance information is available at www.peartreefunds.com.*

* Prior to November 2006, Quality Fund was called “Quant Growth and Income Fund” and SSgA Funds Management, Inc. served as its sub-adviser. On November 1, 2006, Quality Fund changed its name to “Quant Long/Short Fund,” and its principal investment strategy. On January 2, 2008, Quality Fund changed its sub-adviser to Analytic Investors, LLC.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar charts and tables provide some indication of the risks of investing in Quality Fund by showing changes in Quality Fund’s performance over time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The tables also compare Quality Funds performance to a broad measure of market performance that reflects the type of securities in which Quality Fund invests.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.peartreefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how Quality Fund will perform (before and after taxes) in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Return Ordinary Shares (Calendar year ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Returns for Institutional Shares will differ from the Ordinary Share returns due to differences in expenses between the classes.

Calendar year-to-date return of the Ordinary Shares of Quality Fund as of 6/30/2014 is 5.25%

Best Quarter:	Q2 2009	15.53%
Worst Quarter:	Q4 2008	(23.84)%

Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.84%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Actual after-tax returns may differ depending on your individual circumstances.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary. Actual after-tax returns may differ depending on your individual circumstances.

Pear Tree Quality Fund | Ordinary Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USBOX
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.30%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	465
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	821
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,824
Annual Return 2004	rr_AnnualReturn2004	8.63%
Annual Return 2005	rr_AnnualReturn2005	10.56%
Annual Return 2006	rr_AnnualReturn2006	16.38%
Annual Return 2007	rr_AnnualReturn2007	(2.09%)
Annual Return 2008	rr_AnnualReturn2008	(41.52%)
Annual Return 2009	rr_AnnualReturn2009	20.75%
Annual Return 2010	rr_AnnualReturn2010	7.10%
Annual Return 2011	rr_AnnualReturn2011	12.78%
Annual Return 2012	rr_AnnualReturn2012	10.84%
Annual Return 2013	rr_AnnualReturn2013	24.54%
1 Year	rr_AverageAnnualReturnYear01	24.54%
5 Years	rr_AverageAnnualReturnYear05	15.02%
10 Years	rr_AverageAnnualReturnYear10	4.89%
Pear Tree Quality Fund | Institutional Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QGIAX
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.06%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	391
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	694
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,557
Label	rr_AverageAnnualReturnLabel	Before Taxes
1 Year	rr_AverageAnnualReturnYear01	24.93%
5 Years	rr_AverageAnnualReturnYear05	15.39%
10 Years	rr_AverageAnnualReturnYear10	5.17%
Pear Tree Quality Fund | After Taxes on Distributions | Ordinary Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.23%
5 Years	rr_AverageAnnualReturnYear05	14.85%
10 Years	rr_AverageAnnualReturnYear10	4.75%
Pear Tree Quality Fund | After Taxes on Distributions and Sales | Ordinary Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.14%
5 Years	rr_AverageAnnualReturnYear05	12.15%
10 Years	rr_AverageAnnualReturnYear10	3.93%
Pear Tree Quality Fund | S&P 500 Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
10 Years	rr_AverageAnnualReturnYear10	7.41%
Pear Tree PanAgora Dynamic Emerging Markets Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fee Table and Expenses of Emerging Markets Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of Emerging Markets Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Emerging Markets Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect Emerging Markets Fund’s performance. During the most recent fiscal year, Emerging Markets Fund’s portfolio turnover rate was 61 percent of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Emerging Markets Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Emerging Markets Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that Emerging Markets Fund’s operating expenses remain the same as set forth in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, Emerging Markets Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities, including depository receipts, warrants and rights, of emerging markets issuers, that is, an issuer having a country classification assigned by MSCI from a country included in the MSCI Emerging Markets Index (“MSCI EM”). Emerging Markets Fund generally invests in at least eight countries and three or more broad geographic regions, such as Latin America, Asia or Europe. Emerging Markets Fund may invest greater than 25 percent of its assets in a particular region, but not in a single country in that region. Emerging Markets Fund may invest in companies of any capitalization.

To manage Emerging Markets Fund’s assets, the fund allocates its assets between two proprietary strategies: an alpha modeling strategy and a risk-parity strategy. The alpha modeling strategy integrates a variety of measures including firm-specific, sector-specific and region-specific factors using a quantitative framework to build custom-tailored alpha models for a universe of emerging markets securities. The risk-parity strategy deploys a proprietary portfolio construction process in an attempt to balance risk across the countries, sectors and issuers represented in the MSCI EM. The sub-adviser seeks to identify the contribution to a portfolio’s risk from exposures to various countries, sectors, and issuers then attempts to balance risk across these dimensions to improve diversification, rather than rely on the securities’ market weights reflected in the MSCI EM. The Emerging Markets Fund currently invests in Pear Tree PanAgora Risk Parity Emerging Markets Fund to achieve its risk-parity exposure.

In addition to emerging markets securities, Emerging Markets Fund also may invest in forward foreign currency exchange contracts as well as other types of derivatives, that is, a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. Emerging Markets Fund also may lend its securities. Emerging Markets Fund may hold cash, or it may manage its cash by investing in cash equivalents and money market funds. Emerging Markets Fund also may take temporary defensive positions that are inconsistent with its principal investment strategies.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, Emerging Markets Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities, including depository receipts, warrants and rights, of emerging markets issuers, that is, an issuer having a country classification assigned by MSCI from a country included in the MSCI Emerging Markets Index (“MSCI EM”). Emerging Markets Fund generally invests in at least eight countries and three or more broad geographic regions, such as Latin America, Asia or Europe. Emerging Markets Fund may invest greater than 25 percent of its assets in a particular region, but not in a single country in that region. Emerging Markets Fund may invest in companies of any capitalization.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money by investing in Emerging Markets Fund. An investment in Emerging Markets Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market, Industry and Specific Holdings. The share price of Emerging Markets Fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which Emerging Markets Fund has significant holdings, or weaknesses associated with one or more specific companies in which Emerging Markets Fund may have substantial investments. In addition, to the extent Emerging Markets Fund invests in the risk-parity model, the fund is unlikely to benefit from market momentum preceding a market correction.

Foreign Investing. Emerging Markets Fund’s investments in foreign securities (including ADRs) may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. These risks are especially acute for emerging markets securities.

Emerging Markets Risk. The risks of foreign investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, political systems that are less stable, are more susceptible to governmental interference, and less liquid and efficient trading markets than those of developed countries.

Liquidity Risk. Emerging Markets Fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

Active Management Risk. The sub-adviser’s judgments about the attractiveness, value, or potential appreciation of Emerging Markets Fund’s investments may prove to be incorrect.

Investments in Another Mutual Fund. To the extent that Emerging Markets Fund invests in another mutual fund, its investment performance would be directly related to the investment performance of the other fund. It also would bear its proportionate share of any management and other fees paid by the other mutual fund, subjecting Emerging Markets Fund shareholders to some duplication of fees.

Large- and Mid-Capitalization Securities. Securities issued by large- and mid-cap companies tend to be less volatile than securities issued by smaller companies. Larger companies, however, may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Small- and Micro-Capitalization Securities. Investments in small- and micro-capitalization companies typically present greater risks than investments in larger companies and, as a result, the performance of Emerging Markets Fund may be more volatile than a fund that invests only in large- and mid-cap stocks.

Growth and Value Stock Investing. Different investment styles periodically come into and fall out of favor with investors. Growth stocks generally are more volatile than the overall stock market. Value stocks generally carry the risk that the market will not recognize their intrinsic value or that they are actually appropriately priced at a low level.

Sector. Emerging Markets Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

Securities Lending. Securities lending involves two primary risks: investment risk and borrower default risk. Investment risk is the risk that Emerging Markets Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that Emerging Markets Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Derivatives. Emerging Markets Fund’s investments in currency futures and other derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in Emerging Markets Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification.  Emerging Markets Fund is “non-diversified,” which means that it may invest a higher percentage of its assets in a smaller number of issuers.  As a result, a decline in the value of the securities of one issuer could have a significant negative effect on Emerging Markets Fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in Emerging Markets Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar charts and tables provide some indication of the risks of investing in Emerging Markets Fund by showing changes in Emerging Markets Fund’s performance over time. The tables also compare Emerging Markets Fund’s performance to a broad measure of market performance that reflects the type of securities in which Emerging Markets Fund invests. Past performance does not necessarily indicate how Emerging Markets Fund will perform (before and after taxes) in the future. Updated performance information is available at www.peartreefunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar charts and tables provide some indication of the risks of investing in Emerging Markets Fund by showing changes in Emerging Markets Fund’s performance over time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The tables also compare Emerging Markets Funds performance to a broad measure of market performance that reflects the type of securities in which Emerging Markets Fund invests.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.peartreefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how Emerging Markets Fund will perform (before and after taxes) in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Return Ordinary Shares (Calendar year ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Returns for Institutional Shares will differ from the Ordinary Share returns due to differences in expenses between the classes.

Calendar year-to-date return of the Ordinary Shares of Emerging Markets Fund as of 6/30/2014 is 7.11%

Best Quarter:	Q2 2009	30.76%
Worst Quarter:	Q4 2008	(32.62)%

Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.62%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Actual after-tax returns may differ depending on your individual circumstances.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary. Actual after-tax returns may differ depending on your individual circumstances.

Pear Tree PanAgora Dynamic Emerging Markets Fund | Ordinary Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QFFOX
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	171
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	531
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	915
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,993
Annual Return 2004	rr_AnnualReturn2004	26.74%
Annual Return 2005	rr_AnnualReturn2005	29.56%
Annual Return 2006	rr_AnnualReturn2006	31.50%
Annual Return 2007	rr_AnnualReturn2007	45.44%
Annual Return 2008	rr_AnnualReturn2008	(59.20%)
Annual Return 2009	rr_AnnualReturn2009	70.37%
Annual Return 2010	rr_AnnualReturn2010	19.76%
Annual Return 2011	rr_AnnualReturn2011	(18.00%)
Annual Return 2012	rr_AnnualReturn2012	21.82%
Annual Return 2013	rr_AnnualReturn2013	(4.59%)
1 Year	rr_AverageAnnualReturnYear01	(4.59%)
5 Years	rr_AverageAnnualReturnYear05	14.23%
10 Years	rr_AverageAnnualReturnYear10	9.56%
Pear Tree PanAgora Dynamic Emerging Markets Fund | Institutional Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QEMAX
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	146
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	454
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	784
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,719
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	14.50%
10 Years	rr_AverageAnnualReturnYear10	9.87%
Pear Tree PanAgora Dynamic Emerging Markets Fund | After Taxes on Distributions | Ordinary Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.88%)
5 Years	rr_AverageAnnualReturnYear05	14.15%
10 Years	rr_AverageAnnualReturnYear10	9.19%
Pear Tree PanAgora Dynamic Emerging Markets Fund | After Taxes on Distributions and Sales | Ordinary Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.35%)
5 Years	rr_AverageAnnualReturnYear05	11.77%
10 Years	rr_AverageAnnualReturnYear10	8.08%
Pear Tree PanAgora Dynamic Emerging Markets Fund | MSCI EM Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.27%)
5 Years	rr_AverageAnnualReturnYear05	15.15%
10 Years	rr_AverageAnnualReturnYear10	11.52%
Pear Tree Polaris Foreign Value Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital and income.
Expense [Heading]	rr_ExpenseHeading	Fee Table and Expenses of Foreign Value Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of Foreign Value Small Cap Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Foreign Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect Foreign Value Fund’s performance. During the most recent fiscal year, Foreign Value Fund’s portfolio turnover rate was 3 percent of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Foreign Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Foreign Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that Foreign Value Fund’s operating expenses remain the same as set forth in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, Foreign Value Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities, warrants, and rights derivative of or convertible into common stocks, in each case issued by foreign markets issuers. Foreign Value Fund defines a foreign markets issuer to be an issuer that derives at least 50 percent of its gross revenues or profits from goods or services produced in non-U.S. markets or from sales made in non-U.S. markets. Foreign Value Fund generally will be invested in issuers in ten or more foreign countries. Foreign Value Fund may invest in companies of any capitalization.

Foreign Value Fund’s sub-adviser uses a three-step investment decision making process, with the objective to identify companies with the most undervalued streams of sustainable cash flow. First, it employs proprietary quantitative investment technology to evaluate data, such as cash flow and interest rates, to produce a ranking of country and industry sectors. Second, it uses traditional valuation criteria to regularly screen a database of more than 29,000 companies worldwide to identify a pool of approximately 500 or more securities with the greatest potential for undervalued streams of sustainable cash flow or assets. Third, the sub-adviser conducts rigorous fundamental research on the pool of companies identified by the first two steps of the investment process. The sub-adviser also maintains a “watch-list” of companies which may be used if the valuation of a company held in Foreign Value Fund’s portfolio falls below established limits.

Foreign Value Fund’s sub-adviser may utilize options. The extent of the sub-adviser’s use of options may vary over time based on the sub-adviser’s assessment of market conditions and other factors. Foreign Value Fund may also buy and sell forward foreign currency exchange contracts in connection with its investments.

Foreign Value Fund may invest in other derivatives, that is, a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. Foreign Value Fund also may lend its securities. Foreign Value Fund may hold cash, or it may manage its cash by investing in cash equivalents and money market funds. Foreign Value Fund also may take temporary defensive positions that are inconsistent with its principal investment strategies.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, Foreign Value Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities, warrants, and rights derivative of or convertible into common stocks, in each case issued by foreign markets issuers. Foreign Value Fund defines a foreign markets issuer to be an issuer that derives at least 50 percent of its gross revenues or profits from goods or services produced in non-U.S. markets or from sales made in non-U.S. markets. Foreign Value Fund generally will be invested in issuers in ten or more foreign countries. Foreign Value Fund may invest in companies of any capitalization.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money by investing in Foreign Value Fund. An investment in Emerging Markets Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market, Industry and Specific Holdings. The share price of Foreign Value Fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which Foreign Value Fund has significant holdings, or weaknesses associated with one or more specific companies in which Foreign Value Fund may have substantial investments.

Foreign Investing. Foreign Value Fund’s investments in foreign securities (including ADRs) may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. These risks are especially acute for emerging markets securities.

Value Stock Investing. A value investment style periodically comes into and falls out of favor with investors. Value stocks generally carry the risk that the market will not recognize their intrinsic value or that they are actually appropriately priced at a low level.

Liquidity Risk. Foreign Value Fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

Active Management Risk. The sub-adviser’s judgments about the attractiveness, value, or potential appreciation of Foreign Value Fund’s investments may prove to be incorrect.

Large- and Mid-Capitalization Securities. Securities issued by large- and mid-cap companies tend to be less volatile than securities issued by smaller companies. Larger companies, however, may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Small- and Micro-Capitalization Securities. Investments in small- and micro-capitalization companies typically present greater risks than investments in larger companies and, as a result, the performance of Foreign Value Fund may be more volatile than a fund that invests only in large- and mid-cap stocks.

Non-Diversification. Foreign Value Fund is “non-diversified”, which means that it may invest a higher percentage of its assets in a smaller number of issuers. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on Foreign Value Fund.

Sector. Foreign Value Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

Securities Lending. Securities lending involves two primary risks: investment risk and borrower default risk. Investment risk is the risk that Foreign Value Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that Foreign Value Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Derivatives. Foreign Value Fund’s investments in currency futures, options and other derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in Foreign Value Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification.  Foreign Value Fund is “non-diversified,” which means that it may invest a higher percentage of its assets in a smaller number of issuers.  As a result, a decline in the value of the securities of one issuer could have a significant negative effect on Foreign Value Fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in Emerging Markets Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar charts and tables provide some indication of the risks of investing in Foreign Value Fund by showing changes in Foreign Value Fund's performance over time. The tables also compare Foreign Value Fund’s performance to a broad measure of market performance that reflects the type of securities in which Foreign Value Fund invests. Past performance does not necessarily indicate how Foreign Value Fund will perform (before and after taxes) in the future. Updated performance information is available at www.peartreefunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar charts and tables provide some indication of the risks of investing in Foreign Value Fund by showing changes in Foreign Value Fund’s performance over time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The tables also compare Foreign Value Funds performance to a broad measure of market performance that reflects the type of securities in which Foreign Value Fund invests.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.peartreefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how Foreign Value Fund will perform (before and after taxes) in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Return Ordinary Shares (Calendar year ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Returns for Institutional Shares will differ from the Ordinary Share returns due to differences in expenses between the classes.

Calendar year-to-date return of the Ordinary Shares of Foreign Value Fund as of 6/30/2014 is 5.05%

Best Quarter:	Q2 2009	36.87%
Worst Quarter:	Q4 2008	(26.53)%

Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.53%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Actual after-tax returns may differ depending on your individual circumstances.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary. Actual after-tax returns may differ depending on your individual circumstances.

Pear Tree Polaris Foreign Value Fund | Ordinary Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QFVOX
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	157
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	486
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	839
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,835
Annual Return 2004	rr_AnnualReturn2004	28.25%
Annual Return 2005	rr_AnnualReturn2005	15.37%
Annual Return 2006	rr_AnnualReturn2006	31.03%
Annual Return 2007	rr_AnnualReturn2007	(1.85%)
Annual Return 2008	rr_AnnualReturn2008	(52.40%)
Annual Return 2009	rr_AnnualReturn2009	58.04%
Annual Return 2010	rr_AnnualReturn2010	20.01%
Annual Return 2011	rr_AnnualReturn2011	(15.52%)
Annual Return 2012	rr_AnnualReturn2012	26.92%
Annual Return 2013	rr_AnnualReturn2013	27.57%
1 Year	rr_AverageAnnualReturnYear01	27.57%
5 Years	rr_AverageAnnualReturnYear05	21.01%
10 Years	rr_AverageAnnualReturnYear10	8.92%
Pear Tree Polaris Foreign Value Fund | Institutional Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QFVIX
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	130
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	406
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	702
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,545
1 Year	rr_AverageAnnualReturnYear01	27.92%
5 Years	rr_AverageAnnualReturnYear05	21.24%
10 Years	rr_AverageAnnualReturnYear10	9.17%
Pear Tree Polaris Foreign Value Fund | After Taxes on Distributions | Ordinary Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.36%
5 Years	rr_AverageAnnualReturnYear05	20.18%
10 Years	rr_AverageAnnualReturnYear10	8.29%
Pear Tree Polaris Foreign Value Fund | After Taxes on Distributions and Sales | Ordinary Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.77%
5 Years	rr_AverageAnnualReturnYear05	17.13%
10 Years	rr_AverageAnnualReturnYear10	7.34%
Pear Tree Polaris Foreign Value Fund | MSCI EAFE Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.29%
5 Years	rr_AverageAnnualReturnYear05	12.96%
10 Years	rr_AverageAnnualReturnYear10	7.39%
Pear Tree Polaris Foreign Value Small Cap Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital and income.
Expense [Heading]	rr_ExpenseHeading	Fee Table and Expenses of Foreign Value Small Cap Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of Foreign Value Small Cap Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Foreign Value Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect Foreign Value Small Cap Fund’s performance. During the most recent fiscal year, Foreign Value Small Cap Fund’s portfolio turnover rate was 4 percent of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Foreign Value Small Cap Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Foreign Value Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that Foreign Value Small Cap Fund’s operating expenses remain the same as set forth in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, Foreign Value Small Cap Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities, warrants, and rights derivative of or convertible into common stocks, in each case issued by small cap foreign markets issuers. Foreign Value Small Cap Fund defines a foreign markets issuer to be an issuer that derives at least 50 percent of its gross revenues or profits from goods or services produced in non-U.S. markets or from sales made in non-U.S. markets. Foreign Value Small Cap Fund generally will be invested in issuers in ten or more foreign countries. Foreign Value Small Cap Fund considers a small-cap company to be a company having a market capitalization at time of purchase between $50 million to $3 billion.

Foreign Value Small Cap Fund’s sub-adviser uses a three-step investment decision making process, with the objective to identify companies with the most undervalued streams of sustainable cash flow. First, it employs proprietary quantitative investment technology to evaluate data, such as cash flow and interest rates, to produce a ranking of country and industry sectors. Second, it uses traditional valuation criteria to regularly screen a database of more than 16,000 companies worldwide to identify a pool of approximately 250 or more securities with the greatest potential for undervalued streams of sustainable cash flow or assets. Third, the sub-adviser conducts rigorous fundamental research on the pool of companies identified by the first two steps of the investment process. The sub-adviser also maintains a “watch-list” of companies which may be used if the valuation of a company held in Foreign Value Small Cap Fund’s portfolio falls below established limits.

Foreign Value Small Cap Fund’s sub-adviser may utilize options. The extent of the sub-adviser’s use of options may vary over time based on the sub-adviser’s assessment of market conditions and other factors. Foreign Value Small Cap Fund may also buy and sell forward foreign currency exchange contracts in connection with its investments.

Foreign Value Small Cap Fund may invest in other derivatives, that is, a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. Foreign Value Small Cap Fund also may lend its securities. Foreign Value Small Cap Fund may hold cash, or it may manage its cash by investing in cash equivalents and money market funds. Foreign Value Small Cap Fund also may take temporary defensive positions that are inconsistent with its principal investment strategies.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, Foreign Value Small Cap Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities, warrants, and rights derivative of or convertible into common stocks, in each case issued by small cap foreign markets issuers. Foreign Value Small Cap Fund defines a foreign markets issuer to be an issuer that derives at least 50 percent of its gross revenues or profits from goods or services produced in non-U.S. markets or from sales made in non-U.S. markets. Foreign Value Small Cap Fund generally will be invested in issuers in ten or more foreign countries. Foreign Value Small Cap Fund considers a small-cap company to be a company having a market capitalization at time of purchase between $50 million to $3 billion.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money by investing in Foreign Value Small Cap Fund. An investment in Foreign Value Small Cap Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market, Industry and Specific Holdings. The share price of Foreign Value Small Cap Fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which Foreign Value Small Cap Fund has significant holdings, or weaknesses associated with one or more specific companies in which Foreign Value Small Cap Fund may have substantial investments.

Foreign Investing. Foreign Value Small Cap Fund’s investments in foreign securities (including ADRs) may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. These risks are especially acute for emerging markets securities.

Value Stock Investing. A value investment style periodically comes into and falls out of favor with investors. Value stocks generally carry the risk that the market will not recognize their intrinsic value or that they are actually appropriately priced at a low level.

Small-Capitalization Securities. Investments in small-capitalization companies typically present greater risks than investments in larger companies and, as a result, the performance of Foreign Value Small Cap Fund may be more volatile than a fund that invests only in large- and mid-cap stocks.

Liquidity Risk. Foreign Value Small Cap Fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

Active Management Risk. The sub-adviser’s judgments about the attractiveness, value, or potential appreciation of Foreign Value Small Cap Fund’s investments may prove to be incorrect.

Non-Diversification. Foreign Value Small Cap Fund is “non-diversified”, which means that it may invest a higher percentage of its assets in a smaller number of issuers. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on Foreign Value Small Cap Fund.

Sector. Foreign Value Small Cap Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

Securities Lending. Securities lending involves two primary risks: investment risk and borrower default risk. Investment risk is the risk that Foreign Value Small Cap Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that Foreign Value Small Cap Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Derivatives. Foreign Value Small Cap Fund’s investments in currency futures, options and other derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in Foreign Value Small Cap Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification.  Foreign Value Small Cap Fund is “non-diversified,” which means that it may invest a higher percentage of its assets in a smaller number of issuers.  As a result, a decline in the value of the securities of one issuer could have a significant negative effect on Foreign Value Small Cap Fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in Foreign Value Small Cap Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar charts and tables indicate some of the risks of investing in Foreign Value Small Cap Fund by showing changes in Foreign Value Small Cap Fund's performance over time. The tables also compare Foreign Value Small Cap Fund’s performance to a broad measure of market performance that reflects the type of securities in which Foreign Value Small Cap Fund invests. Of course, past performance does not necessarily indicate how Foreign Value Small Cap Fund will perform (before and after taxes) in the future. Updated performance information is available at www.peartreefunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar charts and tables indicate some of the risks of investing in Foreign Value Small Cap Fund by showing changes in Foreign Value Small Cap Fund’s performance over time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The tables also compare Foreign Value Small Cap Funds performance to a broad measure of market performance that reflects the type of securities in which Foreign Value Small Cap Fund invests.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.peartreefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance does not necessarily indicate how Foreign Value Small Cap Fund will perform (before and after taxes) in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Return Ordinary Shares (Calendar year ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar year-to-date return of the Ordinary Shares of Foreign Value Small Cap Fund as of 6/30/2014 is 12.23%
Best Quarter:	Q2 2009	53.73%
Worst Quarter:	Q4 2008	(28.49)%

Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	53.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.49%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Actual after-tax returns may differ depending on your individual circumstances.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary. Actual after-tax returns may differ depending on your individual circumstances.

Pear Tree Polaris Foreign Value Small Cap Fund | Ordinary Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QUSOX
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	161
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	499
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	860
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,878
Annual Return 2009	rr_AnnualReturn2009	83.13%
Annual Return 2010	rr_AnnualReturn2010	20.70%
Annual Return 2011	rr_AnnualReturn2011	(20.02%)
Annual Return 2012	rr_AnnualReturn2012	27.11%
Annual Return 2013	rr_AnnualReturn2013	24.95%
1 Year	rr_AverageAnnualReturnYear01	24.95%
5 Years	rr_AverageAnnualReturnYear05	22.93%
Since Inception	rr_AverageAnnualReturnSinceInception	7.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2008
Pear Tree Polaris Foreign Value Small Cap Fund | Institutional Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QUSIX
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	135
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	421
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	729
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,601
1 Year	rr_AverageAnnualReturnYear01	25.20%
5 Years	rr_AverageAnnualReturnYear05	23.22%
Since Inception	rr_AverageAnnualReturnSinceInception	7.57%
Pear Tree Polaris Foreign Value Small Cap Fund | After Taxes on Distributions | Ordinary Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.63%
5 Years	rr_AverageAnnualReturnYear05	22.33%
Since Inception	rr_AverageAnnualReturnSinceInception	6.82%
Pear Tree Polaris Foreign Value Small Cap Fund | After Taxes on Distributions and Sales | Ordinary Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.37%
5 Years	rr_AverageAnnualReturnYear05	19.14%
Since Inception	rr_AverageAnnualReturnSinceInception	5.94%
Pear Tree Polaris Foreign Value Small Cap Fund | MSCI ACWI (ex US Small Cap)
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.13%
5 Years	rr_AverageAnnualReturnYear05	19.13%
Since Inception	rr_AverageAnnualReturnSinceInception	4.32%
Pear Tree Panagora Risk Parity Emerging Markets Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fee Table and Expenses of Risk Parity Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of Risk Parity Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Risk Parity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect Risk Parity Fund’s performance. Risk Parity Fund began operations on June 27, 2013. For the period June 27, 2013 through March 31, 2014, Risk Parity Fund’s portfolio turnover rate was 42 percent of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Risk Parity Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Risk Parity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that Risk Parity Fund’s operating expenses remain the same as set forth in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, Risk Parity Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities, including depository receipts, warrants and rights, of emerging markets issuers, that is, an issuer having a country classification assigned by MSCI from a country included in the MSCI Emerging Markets IndexSM (“MSCI EM”). Risk Parity Fund generally invests in at least eight countries and three or more broad geographic regions, such as Latin America, Asia or Europe. Risk Parity Fund may invest greater than 25 percent of its assets in a particular region, but not in a single country in that region. Risk Parity Fund may invest in companies of any capitalization.

To manage Risk Parity Fund’s assets, its sub-adviser uses its proprietary risk parity strategy. Its risk parity strategy uses an investment model that assigns a country-, sector-, and issuer-risk value to each security in the MSCI EM, and then builds a portfolio of some of those securities that attempts to balance those risks. In addition to emerging markets securities, Risk Parity Fund also may invest in forward foreign currency exchange contracts as well as other types of derivatives (that is, a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments) in order to attempt to mitigate the adverse effects of foreign currency fluctuations. Risk Parity Fund also may lend its securities. Risk Parity Fund may hold cash, or it may manage its cash by investing in cash equivalents and money market funds. In unusual market conditions, Risk Parity Fund also may take temporary defensive positions, such as large investments in cash, which are inconsistent with its principal investment strategy.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, Risk Parity Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities, including depository receipts, warrants and rights, of emerging markets issuers, that is, an issuer having a country classification assigned by MSCI from a country included in the MSCI Emerging Markets IndexSM (“MSCI EM”). Risk Parity Fund generally invests in at least eight countries and three or more broad geographic regions, such as Latin America, Asia or Europe. Risk Parity Fund may invest greater than 25 percent of its assets in a particular region, but not in a single country in that region. Risk Parity Fund may invest in companies of any capitalization.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money by investing in Risk Parity Fund. An investment in Risk Parity Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market, Industry and Specific Holdings. The share price of Risk Parity Fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which Risk Parity Fund has significant holdings, or weaknesses associated with one or more specific companies in which Risk Parity Fund may have substantial investments. In addition, Risk Parity Fund’s strategy, while attempting to limit risks from sudden and substantial market corrections following market “bubbles,” is unlikely to benefit from market momentum preceding a correction.

Foreign Investing. Risk Parity Fund’s investments in foreign securities (including ADRs) may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. These risks are especially acute for emerging markets securities.

Emerging Markets Risk. The risks of foreign investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, political systems that are less stable, are more susceptible to governmental interference, and less liquid and efficient trading markets than those of developed countries.

Liquidity Risk. Risk Parity Fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

Active Management Risk. The sub-adviser’s judgments about the attractiveness, value, or potential appreciation of Risk Parity Fund’s investments may prove to be incorrect.

Large- and Mid-Capitalization Securities. Securities issued by large- and mid-cap companies tend to be less volatile than securities issued by smaller companies. Larger companies, however, may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Small- and Micro-Capitalization Securities. Investments in small- and micro-capitalization companies typically present greater risks than investments in larger companies and, as a result, the performance of Risk Parity Fund may be more volatile than a fund that invests only in large- and mid-cap stocks.

Growth and Value Stock Investing. Different investment styles periodically come into and fall out of favor with investors. Growth stocks generally are more volatile than the overall stock market. Value stocks generally carry the risk that the market will not recognize their intrinsic value or that they are actually appropriately priced at a low level.

Non-Diversification. Risk Parity Fund is “non-diversified,” which means that it may from time to time invest a higher percentage of its assets in a smaller number of issuers. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on Risk Parity Fund. It also may be considered more risky for Risk Parity Fund to hold large positions in a single issuer because of the possibility of exercising control over the issuer.

Sector. Risk Parity Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

Securities Lending. Securities lending involves two primary risks: investment risk and borrower default risk. Investment risk is the risk that Risk Parity Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that Risk Parity Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Derivatives. Risk Parity Fund’s investments in forward foreign currency exchange contracts and other derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in Risk Parity Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification. Risk Parity Fund is “non-diversified,” which means that it may from time to time invest a higher percentage of its assets in a smaller number of issuers. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on Risk Parity Fund.  It also may be considered more risky for Risk Parity Fund to hold large positions in a single issuer because of the possibility of exercising control over the issuer.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in Risk Parity Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Risk Parity Fund commenced operations on June 27, 2013, and thus, there is no annual performance information included.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar year-to-date return of Ordinary Shares of Risk Parity Fund as of June 30, 2014 is 5.87%.
Pear Tree Panagora Risk Parity Emerging Markets Fund | Ordinary Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RPEMX
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	203
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	627
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,077
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,327
Pear Tree Panagora Risk Parity Emerging Markets Fund | Institutional Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMRPX
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.93%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	162
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	502
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	865
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,889

[1]	The Manager has agreed until July 31, 2015 to waive such portion of the management fees that it would otherwise receive under its agreement with Pear Tree Funds for serving as investment manager to Quality Fund, such that the aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager of Quality Fund would be calculated using (a) an annual rate of 0.75 percent for the first $125 million of Quality Fund's net assets, and (b) an annual rate of 0.50 percent for Quality Fund's net assets in excess of $125 million.
[2]	Fees and expenses incurred indirectly by Emerging Markets Fund as a result of investment in shares of other investment funds.